Noncontrolling Interests - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Jan. 02, 2024	Jun. 26, 2023	Feb. 28, 2023	Apr. 02, 2021	May 29, 2018	Dec. 31, 2023	Nov. 14, 2022	Nov. 12, 2015
Subsequent Event [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of redeemable non controlling interest ownership percentage	25.00%
Noncontrolling Interest, Increase from Business Combination	$ 194.0
Percentage of Right to Acquire Non-Cotrolling Interest	24.00%
Three Arts Entertainment [Member]
Redeemable Noncontrolling Interest [Line Items]
Non compensatory non controlling interest					$ 15.8
Percentage of redeemable non controlling interest ownership percentage	25.00%				49.00%	49.00%
Exercisable fair value period of redeemable non controlling interest		60 days
Beginning period of exercisable fair value period of redeemable non controlling interest		30 days
Recoupable non controlling interest value					$ 38.3
Period of recoupable non controlling interest					5 years
Deferred compensation					$ 38.3
Amortized period of deferred compensation					5 years
Three Arts Entertainment [Member] | Subsequent Event [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Business Combination	$ 194.0
Percentage of Right to Acquire Non-Cotrolling Interest	24.00%
Pilgrim Media Group [Member]
Redeemable Noncontrolling Interest [Line Items]
Non compensatory non controlling interest								$ 90.1
Percentage of redeemable non controlling interest ownership percentage				25.00%		12.50%	25.00%	37.50%
Exercisable fair value period of redeemable non controlling interest				30 days
Payment on exercised of non controlling interest			$ 36.5
Carrying value of non controlling interest			55.1
Reduction in parent net investment			$ 18.6
Non controlling interest unamortized discount				$ 2.7